0TYPE 13F-HR
PERIOD 03/31/08
FILER
    CIK					0001013538
    CCC					2jcoqs$f

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia February 12, 2007

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$ 1,409,610MM


                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

3M CO                               Com 88579Y101        61,789   780,660 SH    Sole             660,875       119,785
ALCOA                               Com 013817101        43,694 1,211,700 SH    Sole           1,026,075       185,625
ALLSTATE CORPORATION                Com 020002101        32,870   683,940 SH    Sole             579,250       104,690
ALTRIA GROUP INC                    Com 02209S103        10,984   494,793 SH    Sole             428,920        65,873
AMERICAN ELECTRIC POWER             Com 025537101         7,060   169,590 SH    Sole             142,800        26,790
AMERICAN EXPRESS                    Com 025816109        22,347   511,150 SH    Sole             432,950        78,200
AMERICAN INTERNATIONAL GROUP        Com 026874107        19,788   457,515 SH    Sole             387,450        70,065
ANHEUSER BUSCH COS INC              Com 035229103         7,172   151,140 SH    Sole             129,550        21,590
AT&T INC                            Com 00206R102        31,636   826,001 SH    Sole             699,464       126,537
BANK NEW YORK MELLON                Com 064058100        40,541   971,500 SH    Sole             822,900       148,600
BANK OF AMERICA CORP                Com 060505104        30,841   813,530 SH    Sole             689,050       124,480
BERKSHIRE HATHAWAY INC CL A         Com 084670108           267         2 SH    Sole                   2             0
BRISTOL-MYERS SQUIBB                Com 110122108         6,459   303,250 SH    Sole             256,150        47,100
BURLINGTON NORTHERN                 Com 12189T104        26,804   290,650 SH    Sole             245,950        44,700
CAMPBELL SOUP CO                    Com 134429109         7,751   228,300 SH    Sole             193,300        35,000
CATERPILLAR INC DEL                 Com 149123101        36,691   468,650 SH    Sole             394,875        73,775
CBS CORP                            Com 124857202         6,598   298,830 SH    Sole             253,150        45,680
CHEVRON CORP                        Com 166764100        50,159   587,620 SH    Sole             497,650        89,970
CIGNA                               Com 125509109        20,231   498,680 SH    Sole             422,200        76,480
CITIGROUP INC                       Com 172967101        44,244 2,065,535 SH    Sole           1,747,620       317,915
CONOCOPHILLIPS                      Com 20825C104        40,273   528,450 SH    Sole             447,600        80,850
DOW CHEMICAL                        Com 260543103        44,283 1,201,710 SH    Sole           1,017,900       183,810
DUPONT                              Com 263534109        78,023 1,668,594 SH    Sole           1,411,936       256,658
EL PASO CORP                        Com 28336L109        23,427 1,407,850 SH    Sole           1,192,450       215,400
ENTERGY CORP                        Com 29364G103         7,236    66,340 SH    Sole              55,850        10,490
EXXON MOBIL CORP.                   Com 30231G102        39,901   471,750 SH    Sole             399,494        72,256
GENERAL ELECTRIC                    Com 369604103        55,903 1,510,475 SH    Sole           1,275,975       234,500
GENERAL MTRS CORP                   Com 370442105        19,118 1,003,595 SH    Sole             849,850       153,745
GOLDMAN SACHS GROUP                 Com 38141G104         3,786    22,890 SH    Sole              19,500         3,390
HALLIBURTON CO                      Com 406216101        13,522   343,800 SH    Sole             291,000        52,800
HARTFORD FINL SVCS                  Com 416515104        23,105   304,940 SH    Sole             258,150        46,790
HEINZ                               Com 423074103         8,196   174,490 SH    Sole             147,800        26,690
HOME DEPOT INC                      Com 437076102        79,101 2,828,075 SH    Sole           2,395,275       432,800
INTERNATIONAL BUSINESS MACHINES     Com 459200101        25,907   225,000 SH    Sole             190,500        34,500
INTERNATIONAL PAPER                 Com 460146103         6,845   251,638 SH    Sole             213,038        38,600
JOHNSON & JOHNSON                   Com 478160104         7,849   120,990 SH    Sole             102,200        18,790
JPMORGAN CHASE & CO.                Com 46625H100        37,740   878,703 SH    Sole             744,081       134,622
KRAFT FOODS INC CL A                Com 50075N104         7,749   249,877 SH    Sole             211,617        38,260
MERCK & CO. INC.                    Com 589331107         5,262   138,644 SH    Sole             117,124        21,520
MERRILL LYNCH & CO INC              Com 590188108        10,189   250,090 SH    Sole             211,800        38,290
MORGAN STANLEY                      Com 617446448         5,580   122,100 SH    Sole             103,450        18,650
NORFOLK SOUTHERN                    Com 655844108        39,526   727,650 SH    Sole             616,350       111,300
PFIZER INC                          Com 717081103        65,426 3,125,945 SH    Sole           2,642,850       483,095
PHILIP MORRIS INTL INC              Com 718172109        25,027   494,793 SH    Sole             428,920        65,873
RAYTHEON CO COM                     Com 755111507        24,322   376,450 SH    Sole             332,150        44,300
REGIONS FINANCIAL CORP              Com 7591EP100        28,033 1,419,410 SH    Sole           1,202,450       216,960
ROCKWELL AUTOMATION                 Com 773903109        20,195   351,700 SH    Sole             297,800        53,900
SARA LEE CORP                       Com 803111103         7,098   507,690 SH    Sole             430,000        77,690
SOUTHERN CO.                        Com 842587107         7,267   204,071 SH    Sole             171,800        32,271
TARGET CORP                         Com 87612E106         7,668   151,300 SH    Sole             128,100        23,200
US BANCORP DEL                      Com 902973304         6,993   216,111 SH    Sole             182,621        33,490
VERIZON COMMUNICATIONS              Com 92343V104        28,633   785,555 SH    Sole             665,215       120,340
WACHOVIA CORP 2ND                   Com 929903102         4,957   183,600 SH    Sole             155,400        28,200
WALMART STORES INC                  Com 931142103        49,064   931,350 SH    Sole             788,950       142,400
WELLS FARGO & CO                    Com 949746101        32,353 1,111,780 SH    Sole             941,700       170,080
WEYERHAEUSER CORP.                  Com 962166104        12,130   186,500 SH    Sole             157,900        28,600

                                                   $1,409,610
